Retirement Plans (Details 8) (Defined benefit pension plan cost [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined benefit pension plan cost [Member]
Weighted-average assumptions used to determine defined benefit pension obligation
Discount rates	4.70%	5.30%
Rates of increase in compensation levels	3.70%	4.00%
Weighted-average assumptions used to determine net periodic pension benefit costs
Discount rates	5.00%	5.30%	5.90%
Rates of increase in compensation levels	4.00%	3.60%	3.90%
Expected long-term rates of return on assets	6.90%	6.90%	6.90%